Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Aging Analysis of Accounts Payable
The aging analysis of accounts payable is as follows:

	As of	As of
	December 31, 2019 Million	December 31, 2018 Million
Payable in the periods below:
Within 1 month or on demand	139,856	164,081
After 1 month but within 3 months	6,270	8,902
After 3 months but within 6 months	4,839	7,349
After 6 months but within 9 months	4,569	3,411
After 9 months but within 12 months	9,284	7,104

	164,818	190,847

All of the accounts payable are expected to be settled within one year or are repayable on demand.